Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund)	12 Months Ended
Oct. 31, 2011
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.25%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.41%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.50%